Contingent Liabilities and Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities and Commitments

Note 8 - Contingent Liabilities and Commitments

On May 29, 2023, a lawsuit was filed against the Company, the Subsidiary and Mr. Aharon Klein, a Company Director and the Company’s Chief Technology Officer in the Tel Aviv District Court of Israel, by an individual who provided, on part time basis, certain consulting services to the Subsidiary between October 2015 and October 2016, before the acquisition of the Subsidiary by the Company. The suit alleges breach of contract by the defendants based on non-payment of amounts purportedly owed to the plaintiff in respect of the services rendered, including the market value of the Company’s common stock that the plaintiff alleges should have been issued to him in respect of services. The lawsuit seeks a declaratory judgment that the defendants breached certain agreements with the plaintiff and claimed damages in the aggregate amount of approximately $2.1 million based on the current exchange rate between the U.S. Dollar and the Israeli NIS.

On November 27, 2024, the first pre-trial hearing in the case was held. After directing questions for clarification to the parties, the honorable court referred the parties to mediation. Mediation sessions were held in January 2025 and April 2025. The parties informed the honorable court on April 23, 2025, of the failure of the mediation process.

The Company records a provision in its financial statements to the extent that it concludes that contingent liability is probable, and the amount thereof is reasonably estimable. Based upon the status of the case described above, management’s assessments of the likelihood of the damages and the advice of counsel no provisions have been made regarding the matter disclosed in this note. Litigation outcomes and contingencies are unpredictable, and excessive verdicts can occur.

Note 10 - Contingent Liabilities and Commitments

A.	Israel Innovation Authority

The Company operates within the framework of the Incubators Program (Directive No. 8.3 of the Ministry of Economy) (“The program”). As part of this plan, 60% of the approved program budget was financed by the IIA and 40% by the shareholders. In return for the participation of the IIA, the Company is required to pay royalties at the rate of 3.5% - 3% of the sales of the developed products linked to the dollar until the repayment date of the full amount of the grants, plus annual interest at the SOFR rate. In addition, the IIA may stipulate any arrangement whereby the Company will be able to transfer the technology or development from Israel.

On January 25, 2024, the Israel Innovation Authority (the “IIA”) approved a program to develop a device for the early assessment of diabetic foot ulcers among diabetic patients, with a project budget of NIS 3,761,978 (approximately US$ 1,030,000) which includes an amount equal to 50% grant of the total budget provided at the time of the grant, disbursed in installments over the course of 13 months, in accordance with the project’s progress. In consideration for the grant by the IIA, the Subsidiary is required to pay royalties at the rate of 3%-5% from the total sales until the repayment date of the full amount of the grant, plus annual interest at the SOFR rate. In addition, the IIA must approve any arrangement whereby the Subsidiary seeks to transfer the technology relating to the project, or its development, from Israel.

As of December 31, 2024, the Company’s maximum possible future royalties commitment, subject to future sales of such products and based on grants received from the IIA and not yet repaid, is approximately $761 thousand (including interest in the amount of approximately $32 thousand).

For the years ending December 31, 2024, and 2023, IIA grants that were obtained are $ 439 thousand and $0 ,respectively.

B.	Long term deposits

During 2021 the Company received a bank credit line in the amount of NIS 40,711 (approximately US$11,000) and pledged a security in the same amount.

C.	Legal claims

On May 29, 2023, a lawsuit was filed against the Company, the Subsidiary and Mr. Aharon Klein, a Company Director and the Company’s Chief Technology Officer in the Tel Aviv District Court of Israel, by an individual (the “Plaintiff”) who provided, on part time basis, certain consulting services to the Subsidiary between October 2015 and October 2016, before the acquisition of the Subsidiary by the Company. The suit alleges breach of contract by the defendants based on non-payment of amounts purportedly owed to the Plaintiff in respect of the services rendered, including the market value of the Company’s common stock that the Plaintiff alleges should have been issued to him in respect of services. The suit seeks declaratory judgment that the defendants breached certain agreements with the Plaintiff and claimed damages in the aggregate amount of approximately $2.1 million based on the current exchange rate between the U.S. Dollar and the Israeli NIS.

The Company records a provision in its financial statements to the extent that it concludes that a contingent liability is probable, and the amount thereof is reasonably estimable. Based upon the status of the case described above, management’s assessments of the likelihood of damages, and the advice of counsel, no provisions have been made regarding the matter disclosed in this note. Litigation outcomes and contingencies are unpredictable, and excessive verdicts can occur.

IR-Med, Inc.

Notes to the Consolidated Financial Statements